Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 01, 2021
Related Party Transaction [Line Items]
Stock compensation			$ 217,723	$ 217,723
Advance payable	$ 3,131,037		3,131,037		$ 3,396,543
Stock issued for services, value	$ 366,759	$ 30,000	432,113	30,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accrued fees paid			9,500	4,500
President And C O O [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold			30,000
Corporate Secretary [Member]
Related Party Transaction [Line Items]
Accrued fees paid			$ 3,500
Stock issued for services, shares			2,685,180
Common stock, price per share	$ 0.05		$ 0.05
Stock issued for services, value			$ 134,259
Chairman And C E O [Member]
Related Party Transaction [Line Items]
Accrued salary	$ 416,667	125,000	416,667	125,000
Stock compensation			$ 217,723	217,723
Stock issued for services, shares			8,333,333
Common stock, price per share	$ 0.05		$ 0.05
Company With Common Director [Member]
Related Party Transaction [Line Items]
Advance payable	$ 1,400,000		$ 1,400,000			$ 1,400,000
Accrued interest	$ 80,571	$ 70,000	$ 80,571	$ 70,000	$ 70,000